Commitments and Contingencies - Additional Information (Detail) - Predecessor - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future minimum annual rentals under operating leases in 2016	$ 3.7
Future minimum annual rentals under operating leases in 2017	1.8
Future minimum annual rentals under operating leases in 2018	1.5
Future minimum annual rentals under operating leases in 2019	1.2
Future minimum annual rentals under operating leases in 2020	1.1
Future minimum annual rentals under operating leases in 2021 and thereafter	3.1
Lease rental expenses	14.6	$ 15.2	$ 13.9
Purchase commitments	$ 15.7